SCHEDULE OF LIABILITIES ARISING FROM FINANCING ACTIVITIES (Details) - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
IfrsStatementLineItems [Line Items]
Liabilities, Beginning balance	$ 40,447,912
Liabilities, Ending balance	57,178,507	$ 40,447,912
Warrant liability	4,005	5,197,201
Liabilities Arising [Member]
IfrsStatementLineItems [Line Items]
Liabilities, Beginning balance	5,197,201	11,274,039
Cash Flows	2,800,000	35,320,478
Other changes	(5,218,504)	(41,397,316)
Liabilities, Ending balance	2,778,697	5,197,201
Loans From Shareholders [Member] | Liabilities Arising [Member]
IfrsStatementLineItems [Line Items]
Liabilities, Beginning balance		10,599,039
Cash Flows		(3,849,050)
Other changes		(6,749,989)
Liabilities, Ending balance
Note Payables [Member] | Liabilities Arising [Member]
IfrsStatementLineItems [Line Items]
Liabilities, Beginning balance		675,000
Cash Flows		(675,000)
Other changes
Liabilities, Ending balance
Convertible Bond [Member] | Liabilities Arising [Member]
IfrsStatementLineItems [Line Items]
Liabilities, Beginning balance
Cash Flows	2,800,000	24,272,539
Other changes	(25,308)	(24,272,539)
Liabilities, Ending balance	2,774,692
Warrant Liability [Member] | Liabilities Arising [Member]
IfrsStatementLineItems [Line Items]
Liabilities, Beginning balance	5,197,201
Cash Flows		15,571,989
Other changes	(5,193,196)	(10,374,788)
Liabilities, Ending balance	$ 4,005	$ 5,197,201